Stock-Based Compensation Expense (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Stock-Based Compensation Expense (Details) [Line Items]
Vested options shares	719,167
Shares authorized for awards options	17,904,823
Weighted average grant fair value			$ 0.75	$ 0.75
Cost of non-vested awards		$ 3,319,980
Weighted average period	0 years	1 year 3 months 3 days	1 year 54 days
Cancelled outstanding options	1,265,828
Exchange ratio	$ 0.0284
Compensation cost not yet recognized			$ 2,339,160
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value				$ 143,505
Share based payment awards				$ 42,268
Minimum [Member]
Stock-Based Compensation Expense (Details) [Line Items]
Weighted average period				3 years
Maximum [Member]
Stock-Based Compensation Expense (Details) [Line Items]
Weighted average period				5 years
Zoomcar Inc [Member]
Stock-Based Compensation Expense (Details) [Line Items]
Cancelled outstanding options	14,808,486
Options outstanding	719,167
Share-Based Payment Arrangement, Option [Member]
Stock-Based Compensation Expense (Details) [Line Items]
Cancelled options shares issued	14,807,686
Weighted average grant fair value		$ 0.81
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period, Intrinsic Value
2023 Incentive Plan [Member]
Stock-Based Compensation Expense (Details) [Line Items]
Options outstanding	20,435